Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 93.6	SFr 77.2
Additions	30.5	19.0
Disposals		(0.3)
Depreciation	(14.4)	(10.1)
Currency Translation	2.1	(1.5)
Property, plant and equipment at the end of period	111.7	84.3
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	49.6	44.7
Additions	17.4	8.4
Disposals		(0.2)
Depreciation	(5.7)	(3.4)
Currency Translation	1.3	(1.0)
Property, plant and equipment at the end of period	62.5	48.6
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6.1	5.3
Additions	0.4	0.5
Disposals		0.0
Depreciation	(1.5)	(1.2)
Currency Translation	0.2	(0.1)
Property, plant and equipment at the end of period	5.3	4.5
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9.4	7.5
Additions	5.4	4.1
Disposals		0.0
Depreciation	(4.3)	(3.2)
Currency Translation	0.0	0.0
Property, plant and equipment at the end of period	10.6	8.5
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	16.5	12.1
Additions	3.8	3.7
Disposals		0.0
Depreciation	(1.4)	(0.9)
Currency Translation	0.5	(0.3)
Property, plant and equipment at the end of period	19.4	14.6
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11.9	7.6
Additions	3.5	2.1
Disposals		0.0
Depreciation	(1.5)	(1.4)
Currency Translation	0.2	(0.1)
Property, plant and equipment at the end of period	14.0	8.2
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	134.5	97.8
Property, plant and equipment at the end of period	167.6	114.3
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	61.2	49.7
Property, plant and equipment at the end of period	80.1	56.6
Cost | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13.6	10.7
Property, plant and equipment at the end of period	14.4	10.9
Cost | Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21.7	12.9
Property, plant and equipment at the end of period	27.1	17.0
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19.9	13.5
Property, plant and equipment at the end of period	24.3	16.9
Cost | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18.1	11.0
Property, plant and equipment at the end of period	21.8	12.9
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(41.0)	(20.6)
Property, plant and equipment at the end of period	(55.9)	(30.0)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11.6)	(5.0)
Property, plant and equipment at the end of period	(17.6)	(8.0)
Accumulated depreciation | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7.5)	(5.4)
Property, plant and equipment at the end of period	(9.1)	(6.4)
Accumulated depreciation | Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(12.3)	(5.3)
Property, plant and equipment at the end of period	(16.5)	(8.5)
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3.4)	(1.4)
Property, plant and equipment at the end of period	(4.9)	(2.3)
Accumulated depreciation | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6.2)	(3.4)
Property, plant and equipment at the end of period	SFr (7.8)	SFr (4.8)